Shareholders' equity	12 Months Ended
Dec. 31, 2012
Shareholders' equity [Abstract]
Shareholders' equity

14. Shareholders' equity

For the purpose of reorganization ("Reorganization"), the Company consummated a series share exchange agreements in the first quarter of 2010. Effective as of March 15, 2010, New Borun consummated a share exchange agreement with Golden Direction Limited whereby New Borun acquired 100% of the voting capital stock of Golden Direction in exchange for the issuance by New Borun to King River Holding Limited ("King River"), a British Virgin Islands company which is 100% controlled and owned by Mrs. Shan Junqin, a member of the Wang Family, of 14,847,810 additional ordinary shares. As of the date of that agreement Golden Direction (1) became a wholly owned subsidiary of New Borun and (2) holds approximately 74.24% of the voting capital stock of China High.

Effective as of February 28, 2010, New Borun and Golden Direction consummated a share exchange agreement whereby Golden Direction acquired the remaining 25.76% (approximate) of China High. All the exiting preference shareholders of China High exchanged all their respective shares of China High for shares of the Company. The rights of the preference shares issued by the Company are the same as those originally issued by China High. Pursuant to the exchange, New Borun issued (i) 3,711.952 of its Class A convertible preference shares, which are automatically convertible into 3,711,952 of its ordinary shares upon the closing of the IPO, to one of China High's private equity investors, Star Elite Enterprises Limited, or Star Elite, a British Virgin Islands company, (ii) 1,065.330 shares of its Class B convertible preference shares, which are automatically convertible into 1,065,330 ordinary shares upon the closing of IPO, to one of China High's private equity investors, Earnstar Holding Limited, or Earnstar, a British Virgin Islands company and (iii) 374.907 shares of its Class C convertible preference shares, which are automatically convertible into 374,907 ordinary shares upon the closing of IPO, to one of China High's private equity investors, TDR Advisors Inc., or TDR, a British Virgin Islands company. Upon the consummation of this exchange, Golden Direction continues to be a wholly-owned subsidiary of New Borun and China High became a wholly owned subsidiary of Golden Direction.

On June 11, 2010, the Company completed its IPO and issued 5,725,000 American Depositary Shares ("ADSs"), representing 5,725,000 ordinary shares. Meanwhile, the Class A, B and C convertible preference shares were automatically converted into 5,152,189 ordinary shares. As of December 31, 2011 and 2012, the total ordinary shares of the Company were 25,725,000 and 25,725,000, respectively.